Stock Option Plan	12 Months Ended
Dec. 31, 2017
Notes
Stock Option Plan

10.     STOCK OPTION PLAN

We did not have any stock option plans or stock options outstanding as of December 31, 2017.

In January 2018 our board of directors and majority stockholders adopted the 2018 Stock Option and Grant Plan (the “2018 Plan”). We initially reserved 1,650,000 shares of our common stock for grants under the 2018 Plan. The 2018 Plan also contains an “evergreen formula” pursuant to which the number of shares of common stock available for issuance under the 2018 Plan will automatically increase on the first trading day of January each calendar year during the term of the 2018 Plan, beginning with calendar year 2019, by an amount equal to 1% of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, up to a maximum annual increase of 100,000 shares of common stock.

The purpose of the 2018 Plan is to enable us to offer to our employees, officers, directors and consultants, whose past, present and/or potential contributions to our company have been, are or will be important to our success, an opportunity to acquire a proprietary interest in our company. The 2018 Plan is administered by our board of directors. Plan options may either be i) incentive stock options (ISOs); ii) non-qualified stock options (NSOs); iii) restricted and unrestricted awards of our common stock; or iv) restricted stock units.

Any option granted under the 2018 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plan further provides that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000. The term of each plan award and the manner in which it may be exercised is determined by the board of directors or the compensation committee, provided that no option may be exercisable more than 10 years after the date of its grant and, in the case of an incentive option granted to an eligible employee owning more than 10% of the common stock, no more than five years after the date of the grant. In the event of any stock split of our outstanding common stock, the board of directors in its discretion may elect to maintain the stated amount of shares reserved under the plan without giving effect to such stock split. Subject to the limitation on the aggregate number of shares issuable under the plan, there is no maximum or minimum number of shares as to which a stock grant or plan option may be granted to any person.